RESERVE ROLLFORWARDS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement In Valuation Allowances And Reserves Roll Forward
Beginning Balance	$ 583	$ 581	$ 700
Charged to Cost and Expense	106	48	(73)
Charged to Other Accounts	3	(4)	0
Deductions	13	42	46
Ending Balance	679	583	581
Allowance for Doubtful Accounts [Member]
Movement In Valuation Allowances And Reserves Roll Forward
Beginning Balance	5	5	3
Charged to Cost and Expense	4	0	3
Charged to Other Accounts	0	0	0
Deductions	1	0	1
Ending Balance	8	5	5
LIFO Inventory [Member]
Movement In Valuation Allowances And Reserves Roll Forward
Beginning Balance	490	446	525
Charged to Cost and Expense	100	44	(79)
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Ending Balance	590	490	446
Environmental Contingencies [Member]
Movement In Valuation Allowances And Reserves Roll Forward
Beginning Balance	40	42	41
Charged to Cost and Expense	2	4	3
Charged to Other Accounts	3	(4)	0
Deductions	6	2	2
Ending Balance	39	40	42
Valuation Allowance of Deferred Tax Assets [Member]
Movement In Valuation Allowances And Reserves Roll Forward
Beginning Balance	48	88	131
Charged to Cost and Expense	0	0	0
Charged to Other Accounts	0	0	0
Deductions	6	40	43
Ending Balance	$ 42	$ 48	$ 88